As filed with the Securities and Exchange Commission on December 20, 2018

Securities Act File No. 33-4959

Investment Company Act File No. 811-1355

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 120	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 122	☒

(Check appropriate box or boxes)

THE ALGER FUNDS

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

Tina Payne, Esq.

Fred Alger Management, Inc.

360 Park Avenue South,

New York, NY 10010

(Name and Address of Agent for Service)

copy to:

Gary L. Granik, Esq.

Proskauer Rose LLP

11 Times Square

New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐        immediately upon filing pursuant to paragraph (b)

☒       on January 20, 2019 pursuant to paragraph (b)

☐        60 days after filing pursuant to paragraph (a)(1)

☐        on [    ] pursuant to paragraph (a)(1)

☐        75 days after filing pursuant to paragraph (a)(2)

☐        on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 120 to the Registration Statement on Form N-1A for The Alger Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until January 20, 2019, the effectiveness of Post-Effective Amendment No. 114 (“PEA No.114”), which was filed with the on September 21 2018, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 114 by means of this filing, Parts A, B and C of PEA No. 114 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of  New York and State of New York on the 20th day of December, 2018.

THE ALGER FUNDS

By: /s/ Hal Liebes
Hal Liebes,
President

ATTEST: /s/	Tina Payne
Tina Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Hal Liebes	President	December 20, 2018
Hal Liebes	(Principal Executive Officer)

/s/ Michael D. Martins	Treasurer	December 20, 2018
Michael D. Martins	(Chief Financial Officer)

*	Trustee	December 20, 2018
Charles F. Baird, Jr.

*	Trustee	December 20, 2018
Roger P. Cheever

*	Trustee	December 20, 2018
Hilary M. Alger

*	Trustee	December 20, 2018
Nathan E. Saint-Amand

*	Trustee	December 20, 2018
Stephen E. O’Neil

*	Trustee	December 20, 2018
David Rosenberg

*By: /s/ Hal Liebes
Hal Liebes
Attorney-In-Fact